SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

12. SUBSEQUENT EVENTS

In accordance with ASC 855-10, the Company has analyzed its operations from June 30, 2021 to the date the financial statements were issued and has determined that the Company does not have any material subsequent events to disclose in these financial statements.

13. SUBSEQUENT EVENTS

On February 26, 2021, ZDH established a new subsidiary, Shenzhen Zhengxinhui Education Technology Co., Ltd., which will mainly engage in the coach management training market in Shenzhen.

There is no other subsequent events have occurred that would require recognition or disclosure in the financial statements.

12. SUBSEQUENT EVENTS

The outbreak of coronavirus (COVID-19) in January 2020 resulted in interruption of commencement of tutorial classes which adversely affected the businesses significantly. Management is evaluating the impact and developing actions plan to minimize the effect of the COVID-19 pandemic and to recover business as soon as possible.

There is no other subsequent events have occurred that would require recognition or disclosure in the financial statements.